Risk/Return Summary - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2024
Risk Lose Money [Text]
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Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
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Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
InterestRateChangesMember
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Risk Text Block	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FloatingRateLoanLiquidityMember
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Risk Text Block	Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
ForeignExposureMember
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Risk Text Block	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
IssuerSpecificChangesMember
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Risk Text Block	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
PrepaymentMember
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Risk Text Block	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
ImpairmentOfCollateralMember
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Risk Text Block	Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.